Derivatives (Estimated Fair Value of Derivatives Assets and Liabilities after Master Netting Agreements and Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 3,707	$ 3,992
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	3,834	1,803
Amounts offset in the consolidated balance sheets, Assets	0	0
Amounts offset in the consolidated balance sheets, Liabilities	0	0
Net amount of derivative assets after application of master netting agreements and cash collateral	157	176
Net amount of derivative liabilities after application of master netting agreements and cash collateral	0	0
Estimated fair value of derivative assets presented in the consolidated balance sheets	3,707	3,992
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	3,834	1,803
Over the Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	3,394	3,875
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	2,929	1,725
Gross estimated fair value of derivative assets	(2,231)	(1,577)
Gross estimated fair value of derivative liabilities	(2,231)	(1,577)
Cash collateral on derivative assets	(634)	(1,608)
Cash collateral on derivative liabilities	0	0
Securities collateral on derivative assets	(429)	(553)
Securities collateral on derivative liabilities	(698)	(148)
Exchange-cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	267	78
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	905	78
Gross estimated fair value of derivative assets	(165)	(70)
Gross estimated fair value of derivative liabilities	(165)	(70)
Cash collateral on derivative assets	(91)	(8)
Cash collateral on derivative liabilities	(740)	(8)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	0	0
Exchange-traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	46	39
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	0	0
Gross estimated fair value of derivative assets	0	0
Gross estimated fair value of derivative liabilities	0	0
Cash collateral on derivative assets	0	0
Cash collateral on derivative liabilities	0	0
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	$ 0	$ 0